Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	$ 6,524	$ 5,973
Reclamation expenditures	(7,849)	(8,749)
Provision accrued for labour claims	75,155	69,493	$ 59,943
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflated and undiscounted estimate of future cash flows	159,100	142,200
Accretion charged to earnings as finance expense	6,524	5,973
Reclamation expenditures	(7,849)	(8,749)
Provision accrued for labour claims	70,587	65,396	55,611
Litigation [member]
Disclosure of other provisions [line items]
Accretion charged to earnings as finance expense	0	0
Reclamation expenditures	0	0
Provision accrued for labour claims	$ 4,568	$ 4,097	$ 4,332
Bottom of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	2.00%	2.00%
Discount rate (percent)	2.00%	2.00%
Top of range [member] | Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Inflation rate (percent)	17.00%	25.00%
Discount rate (percent)	22.00%	24.00%